Servicer's Certificate
for the Collection Period August 01, 2012 through August 31, 2012 for Payment Date of September 17, 2012
Toyota Auto Receivables 2012-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

	Initial Principal	Final	Beginning	Beginning	First Priority	Second Priority	Regular Principal	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Principal	Principal	Distribution	Principal	Principal
		Payment Date	Balance	Factor	Distribution Amount	Distribution Amount	Amount	Balance	Factor
A-1	$393,000,000.00	4/15/13	$171,832,329.10	0.4372324	$511,123.12	$37,500,000.00	$12,750,838.64	$121,070,367.34	0.3080671
A-2	$468,000,000.00	10/15/14	$468,000,000.00	1.0000000	$0.00	$0.00	$0.00	$468,000,000.00	1.0000000
A-3	$467,000,000.00	2/16/16	$467,000,000.00	1.0000000	$0.00	$0.00	$0.00	$467,000,000.00	1.0000000
A-4	$134,590,000.00	8/15/17	$134,590,000.00	1.0000000	$0.00	$0.00	$0.00	$134,590,000.00	1.0000000
B	$37,500,000.00	6/15/18	$37,500,000.00	1.0000000	$0.00	$0.00	$0.00	$37,500,000.00	1.0000000
Total	$1,500,090,000.00		$1,278,922,329.10		$511,123.12	$37,500,000.00	$12,750,838.64	$1,228,160,367.34	0.8187245

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution
A-1	0.23989%	$37,785.79	$0.00	$37,785.79	$0.00	$50,799,747.55
A-2	0.57000%	$222,300.00	$0.00	$222,300.00	$0.00	$222,300.00
A-3	0.75000%	$291,875.00	$0.00	$291,875.00	$0.00	$291,875.00
A-4	0.99000%	$111,036.75	$0.00	$111,036.75	$0.00	$111,036.75
B		$0.00	$0.00	$0.00	$0.00	$0.00
Total		$662,997.54	$0.00	$662,997.54	$0.00	$51,424,959.30

Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$3,750,246.22	Begining Period Amount	$47,148,291.16
Specified Reserve Account Amount	$3,750,246.22	Increase/(Decrease)	$(2,666,027.90)
Beginning Balance	$3,750,246.22	Ending Period Amount	$44,482,263.26
Withdrawals	$0.00
Amount Available for Deposit	$16,720,949.68	Overcollateralization
Amount Deposited to the Reserve Account	$0.00	Adjusted Pool Balance	$1,240,911,205.98
Reserve Account Balance Prior to Release	$3,750,246.22	Total Note Balance	$1,228,160,367.34
Reserve Account Required Amount	$3,750,246.22	Ending Overcollateralization Amount	$12,750,838.64
Reserve Account Release to Seller	$0.00	Overcollateralization Target Amount	$12,750,838.64
Ending Reserve Account Balance	$3,750,246.22

Servicer's Certificate
for the Collection Period August 01, 2012 through August 31, 2012 for Payment Date of September 17, 2012
Toyota Auto Receivables 2012-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

Liquidations of Charge-offs and Repossessions
			Amount
Liquidated Contracts	26	vehicles
Gross Principal of Liquidated Receivables			$481,062.17
Principal of Repurchased Contracts, previously charged-off			$0.00
Net Liquidation Proceeds Received During the Collection Period			$(186,656.05)
Recoveries on Previously Liquidated Contracts			$(101,867.59)
Net Credit Losses for the Collection Period			$192,538.53
Cumulative Credit Losses for all Periods	71	vehicles	$679,870.57

Cumulative Net Loss Ratio			0.04362%

Repossessed in Current Period	11	vehicles

Delinquent and Repossessed Contracts

	Percentage of		Percentage of Current
	Current Month		Month Receivables
	Number of Contracts	Units	Pool Balance	Balance
30-59 Days Delinquent	0.41%	361	0.44%	$5,628,419.10
60-89 Days Delinquent	0.06%	54	0.07%	$860,449.92
90-119 Days Delinquent	0.02%	17	0.03%	$345,958.65
120 or More Days Delinquent	0.00%	0	0.00%	$0.00
Total Delinquencies		432		$6,834,827.67

Repossessed Vehicle Inventory		13
* Included with Delinquencies Above

Pool Data
	Original	Prior Month	Current Month
Receivables Pool Balance	$1,558,792,743.09	$1,338,821,458.90	$1,285,393,469.24
Number of Contracts	95,915	89,911	87,947
Weighted Average APR	2.89%	2.86%	2.85%
Weighted Average Remaining Term (Months)	46.20	42.84	42.01

Servicer's Certificate
for the Collection Period August 01, 2012 through August 31, 2012 for Payment Date of September 17, 2012
Toyota Auto Receivables 2012-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

Collections
Principal Payments Received	$36,603,507.36
Prepayments in Full	$16,252,223.06
Interest Payments Received	$3,275,168.87
Aggregate Net Liquidation Proceeds	$288,523.64
Interest on Repurchased Contracts	$134.89
Total Collections	$56,419,557.82
Principal of Repurchased Contracts	$91,197.07
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$91,197.07

Total Available Collections	$56,510,754.89

Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$1,115,684.55	$1,115,684.55	$0.00
Interest - Class A-1 Notes	$37,785.79	$37,785.79	$0.00
Interest - Class A-2 Notes	$222,300.00	$222,300.00	$0.00
Interest - Class A-3 Notes	$291,875.00	$291,875.00	$0.00
Interest - Class A-4 Notes	$111,036.75	$111,036.75	$0.00
First Priority Principal Distribution Amount	$511,123.12	$511,123.12	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$37,500,000.00	$37,500,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$12,750,838.64	$12,750,838.64	$0.00
Excess Amounts to the Certificateholder	$3,970,111.04	$3,970,111.04	N/A

Noteholder Distributions

	Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
	Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance

Class A-1 Notes	$37,785.79	$0.10	$50,761,961.76	$129.17	$50,799,747.55	$129.27
Class A-2 Notes	$222,300.00	$0.48	$0.00	$0.00	$222,300.00	$0.48
Class A-3 Notes	$291,875.00	$0.63	$0.00	$0.00	$291,875.00	$0.63
Class A-4 Notes	$111,036.75	$0.83	$0.00	$0.00	$111,036.75	$0.83
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Servicer's Certificate
for the Collection Period August 01, 2012 through August 31, 2012 for Payment Date of September 17, 2012
Toyota Auto Receivables 2012-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/ Wei Shi
Wei Shi
Vice President Treasury, Finance & Analytics

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